COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease commence date		Jun. 01, 2020
Lease Expiration Date		May 31, 2023
Lease expiration term	5 years	5 years
Base rent		$ 4,114
Operating lease expense	$ 13,538	$ 40,018
Florida
Lease commence date			Jun. 01, 2020
Lease Expiration Date			May 31, 2023
Lease expiration term			5 years
Base rent			$ 3,994
Operating lease expense			$ 52,090	$ 35,610